Document and Entity Information	Apr. 04, 2024
Cover [Abstract]
Entity Registrant Name	PUBLIC SERVICE CO OF COLORADO
Amendment Flag	false
Entity Central Index Key	0000081018
Document Type	8-K
Document Period End Date	Apr. 04, 2024
Entity Incorporation State Country Code	CO
Entity File Number	001-03280
Entity Tax Identification Number	84-0296600
Entity Address, Address Line One	1800 Larimer Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	571-7511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false